Reinsurance - Additional Information (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Oct. 01, 2022	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 02, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the period		$ 4,658.0	$ 4,897.7	$ 5,006.5
Reinsurance Recoverable, Allowance for Credit Loss		3.3	3.7
Reinsurance Recoverable, Allowance for Credit Loss, Period Increase (Decrease)		$ (0.4)	$ 0.4
Reinsurance Contracts [Axis]: Funds withheld credited with interest for periods after October 1, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Reinsurance Retention Policy, Retrocession Premium, Interest Rate	1.75%
Enstar
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the period					$ 770.0
Enstar | Reinsurance Contracts [Axis]: LPT losses reinsured]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Plus reinsurance recoverable on unpaid losses at the end of the period					$ 3,120.0